Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2025	2024
At cost:
Leasehold improvements	$41,125	$71,143
Computers	5,131	4,072
Furniture and equipment	53,410	—
Motor Vehicle	68,362	—
Construction in progress (Note 1)	524,199	—
	692,227	75,215
Less: accumulated depreciation	(33,592)	(33,283)
Total	$658,635	$41,932

Note 1:

As of December 31, 2025, construction in progress of $524,199 relates to fit-out of a new club-house. The construction is expected to be completed and the asset placed in service by February 2026, at which point depreciation will commence over an estimated useful life of 5 years. No borrowing costs were capitalized in connection with this construction during the year ended December 31, 2025.

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was $50,585, $33,134 and nil respectively. No impairment loss was recognized for the years ended December 31, 2025, 2024 and 2023.